UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-2341

                    Montgomery Street Income Securities, Inc.
               (Exact name of registrant as specified in charter)

                         225 W. Wacker Drive, Suite 950
                                Chicago, IL 60606
                    (Address of principal executive offices)

                            Mark D. Nerud, President
                         225 W. Wacker Drive, Suite 950
                                Chicago, IL 60606
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 338-5801

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2005 - June 30, 2006

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C ss. 3507.

Item 1.  Proxy Voting Record.

No proxies were received or voted for Montgomery Street Income Securities, Inc. from July 1, 2005 through June 30, 2006.


                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Montgomery Street Income Securities, Inc.



                                /S/ MARK D. NERUD
                                By:      Mark D. Nerud
                                         President and Chief Executive Officer

                                Date:   August 15, 2006